Shareholder Report, Average Annual Return (Details) 191342_ClearShares Ultra-Short Maturity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	95 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
ClearShares Ultra-Short Maturity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares Ultra-Short Maturity ETF NAV
Average Annual Return, Percent	4.09%	3.65%	2.79%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.15%	0.19%	2.02%